Lessee Accounting (Remaining Lease Term And Discount Rate) (Detail)	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Weighted-average remaining lease term	54 months	54 months
Weighted-average discount rate	2.50%	2.10%